Consolidated Statements of Changes in Shareholder's Equity	USD ($) shares	CNY (¥) shares	Class A and B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Other Comprehensive Loss/ Foreign Currency Translation Adjustment [Member] CNY (¥)	Retained earnings/ (accumulated deficit) [Member] CNY (¥)
Beginning Balance at Dec. 31, 2016		¥ (3,430,388,786)	¥ 54,754		¥ 80,458,209		¥ (3,510,901,749)
Beginning balance, Number of shares at Dec. 31, 2016 | shares	79,305,191	79,305,191	79,305,191
Issuance of ordinary shares - Initial Public Offering ("IPO"), value		¥ 5,297,385,844	¥ 23,601		5,297,362,243
Issuance of ordinary shares - Initial Public Offering ("IPO"), Number of shares | shares			35,625,000
Canceled Shares		(10,895)	¥ (10,895)
Canceled Shares, Number of Shares | shares			(15,814,019)
Conversion of convertible preferred shares to ordinary shares, value		5,943,978,230	¥ 147,380		2,129,833,063		3,813,997,787
Conversion of convertible preferred shares to ordinary shares, Number of shares | shares			222,460,486
Repurchase of ordinary shares, value		(421,164,802)		¥ (421,164,802)
Repurchase of ordinary shares, Number of shares | shares			(4,537,115)
Vesting of share options held by Share Based Payment Trust			¥ 6,136		(6,136)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			8,798,912
Share-based compensation (Note 20)		64,055,851			64,055,851
Other comprehensive income (loss)		(77,947,461)				¥ (77,947,461)
Net income		2,164,458,820					2,164,458,820
Ending Balance at Dec. 31, 2017		9,540,366,801	¥ 220,976	(421,164,802)	7,571,703,230	(77,947,461)	2,467,554,858
Ending balance, Number of shares at Dec. 31, 2017 | shares			325,838,455
Adjustments due to the adoptionof Topic 606 | ASU 2014-09		108,079,541					108,079,541
Canceled Shares			¥ (18,088)	1,469,256,944	(1,469,238,856)
Repurchase of ordinary shares, value		(1,410,222,466)		(1,410,222,466)
Repurchase of ordinary shares, Number of shares | shares			(33,237,759)
Vesting of share options held by Share Based Payment Trust			¥ 2,141		(2,141)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			3,466,307
Exercise of share options		2,458	¥ 249		2,209
Exercise of share options, Number of shares | shares			377,085
Share-based compensation (Note 20)		57,981,487			57,981,487
Other comprehensive income (loss)		33,089,222				33,089,222
Net income		2,491,316,213					2,491,316,213
Ending Balance at Dec. 31, 2018		10,820,613,256	¥ 205,278	(362,130,324)	6,160,445,929	(44,858,239)	5,066,950,612
Ending balance, Number of shares at Dec. 31, 2018 | shares			296,444,088
Canceled Shares			¥ (30,918)	2,087,241,398	(2,087,210,480)
Repurchase of ordinary shares, value		(2,087,241,398)		(2,087,241,398)
Repurchase of ordinary shares, Number of shares | shares			(44,343,126)
Vesting of share options held by Share Based Payment Trust			¥ 702		(702)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			1,037,500
Exercise of share options		4,322	¥ 412		3,910
Exercise of share options, Number of shares | shares			591,564
Share-based compensation (Note 20)		87,299,053			87,299,053
Purchase of capped call option shares, value		(192,804,602)			(192,804,602)
Other comprehensive income (loss)	$ 4,581,153	31,893,073				31,893,073
Net income	468,885,622	3,264,287,925					3,264,287,925
Ending Balance at Dec. 31, 2019	$ 1,712,782,847	¥ 11,924,051,629	¥ 175,474	¥ (362,130,324)	¥ 3,967,733,108	¥ (12,965,166)	¥ 8,331,238,537
Ending balance, Number of shares at Dec. 31, 2019 | shares			253,730,026